OPERATING ASSETS AND LIABILITIES - Property, Plant and Equipment (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment
Cost at beginning of period	kr 162
Cost at end of period	237	kr 162
Cost
Property, Plant and Equipment
Cost at beginning of period	313	249
Additions for the year	115	76
Disposals for the year	(2)	(13)
Exchange rate adjustment		1
Cost at end of period	426	313
Accumulated amortization and impairment
Property, Plant and Equipment
Cost at beginning of period	(151)	(135)
Depreciation for the year	(40)	(28)
Disposals for the year		12
Accumulated depreciation on disposals	2
Cost at end of period	(189)	(151)
Leasehold improvements
Property, Plant and Equipment
Cost at beginning of period	87
Cost at end of period	84	87
Leasehold improvements | Cost
Property, Plant and Equipment
Cost at beginning of period	95	11
Additions for the year	3	7
Transfers between the classes		83
Disposals for the year		(6)
Cost at end of period	98	95
Leasehold improvements | Accumulated amortization and impairment
Property, Plant and Equipment
Cost at beginning of period	(8)	(6)
Depreciation for the year	(6)	(8)
Disposals for the year		6
Cost at end of period	(14)	(8)
Equipment, furniture and fixtures
Property, Plant and Equipment
Cost at beginning of period	74
Cost at end of period	104	74
Equipment, furniture and fixtures | Cost
Property, Plant and Equipment
Cost at beginning of period	217	170
Additions for the year	64	41
Transfers between the classes		12
Disposals for the year	(2)	(7)
Exchange rate adjustment		1
Cost at end of period	279	217
Equipment, furniture and fixtures | Accumulated amortization and impairment
Property, Plant and Equipment
Cost at beginning of period	(143)	(129)
Depreciation for the year	(34)	(20)
Disposals for the year		6
Accumulated depreciation on disposals	2
Cost at end of period	(175)	(143)
Assets under construction
Property, Plant and Equipment
Cost at beginning of period	1
Cost at end of period	49	1
Assets under construction | Cost
Property, Plant and Equipment
Cost at beginning of period	1	68
Additions for the year	48	28
Transfers between the classes		(95)
Cost at end of period	kr 49	kr 1